Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2020 voting_right € / shares shares	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 shares
Common Class A
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	55,967,976	50,816,706
Common stock, conversion ratio	1
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.06	€ 0.06
Common Class B
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	298,187,967	301,687,967
Common stock, conversion ratio	1	1
Shares converted (in shares)	3,500,000	7,000,000	11,112,001
Class common stock, par value (in EUR per ADS) | € / shares	€ 0.60	€ 0.60
Common stock, voting rights per share | voting_right	10